(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATION (Schedule of Operating Profit/(Loss) for Cardiac) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
(Loss)/Profit on re-measurement of assets and liabilities:
Closure provision	$ 42,000
Tax (expense)/credit	12,000
(Loss)/Profit for the year from discontinued operations	(54,000)	$ (375,000)	$ 77,000
Sweden [Member]
(Loss)/Profit on re-measurement of assets and liabilities:
Closure provision	(42,000)	127,000	(8,000)
Foreign currency translation reserve	0	(64,000)	85,000
Tax (expense)/credit	(12,000)	(438,000)	0
Total (loss)/profit	(54,000)	(375,000)	77,000
(Loss)/Profit for the year from discontinued operations	$ (54,000)	$ (375,000)	$ 77,000